Deferred income tax - Recoverability analysis (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred income tax
Deferred tax assets	$ 54,882	$ 68,867
Deferred tax liabilities	(232,458)	(227,421)
Within 1 year
Deferred income tax
Deferred tax assets	3,509	2,572
Deferred tax liabilities	(3,648)	(4,097)
Recovered after 12 months
Deferred income tax
Deferred tax assets	144,196	158,759
Deferred tax liabilities	$ (321,633)	$ (315,788)